ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.2%

Commodity Fund – 0.2%
SPDR Gold Shares*	334	$61,196

Equity Fund – 98.0%
Invesco QQQ Trust Series 1(a)	30,876	9,909,035
iShares Core S&P Small-Cap ETF	15,391	1,488,310
iShares Russell 2000 Growth ETF	160	36,291
iShares US Technology ETF	48,885	4,537,017
Technology Select Sector SPDR Fund(a)	51,717	7,809,784
Vanguard Real Estate ETF	627	52,066
Vanguard Total Stock Market ETF	5,255	1,072,545
Total Equity Fund		24,905,048

Total Exchange Traded Funds
(Cost $27,901,101)		24,966,244

MONEY MARKET FUNDS – 26.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(b)(c)	6,298,975	6,298,975
Fidelity Investments Money Market Government Portfolio – Class I, 4.47%(b)	507,199	507,199

Total Money Market Funds
(Cost $6,806,174)		6,806,174

Total Investments – 124.9%
(Cost $34,707,275)		31,772,418
Liabilities in Excess of Other Assets – (24.9%)		(6,346,580)
Net Assets – 100.0%		$25,425,838

ETF - Exchange Traded Fund

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,258,661; the aggregate market value of the collateral held by the fund is $6,298,975.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,966,244	$-	$-	$24,966,244
Money Market Funds	6,806,174	-	-	6,806,174
Total	$31,772,418	$-	$-	$31,772,418

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	0.2%
Equity Fund	98.0
Money Market Funds	26.7
Total Investments	124.9
Liabilities in Excess of Other Assets	(24.9)
Net Assets	100.0%